Note 17 - Deferred Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the applied rates for deferred income and social contribution [text block]
Central America and the Caribbean	from 23%	to	31%
Latin America (i)	from 14%	to	35%
Canada		26%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2017			2016
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	39.0	-	39.0	9.0	-	9.0
Intangible	-	(719.5)	(719.5)	0.7	(733.9)	(733.2)
Employee benefits	631.1	-	631.1	467.6	-	467.6
Trade payables	1,382.4	(314.2)	1,068.2	977.4	(531.3)	446.1
Trade receivable	52.3	-	52.3	42.7	-	42.7
Derivatives	6.8	(5.8)	1.0	71.1	(110.7)	(39.6)
Inventories	248.7	(18.1)	230.6	267.4	(13.8)	253.6
Property, plant and equipment	-	(920.5)	(920.5)	-	(905.7)	(905.7)
Withholding tax over undistributed profits and royalties	-	(788.6)	(788.6)	-	(684.8)	(684.8)
Investments in associates	-	(421.6)	(421.6)	-	(421.6)	(421.6)
Loss carryforwards	501.0	-	501.0	1,139.9	-	1,139.9
Provisions	347.3	(39.7)	307.6	448.9	(44.6)	404.3
Other items	-	(30.5)	(30.5)	(15.1)	(24.7)	(39.8)
Gross deferred tax assets / (liabilities)	3,208.6	(3,258.5)	(49.9)	3,409.6	(3,471.1)	(61.5)
Netting by taxable entity	(929.3)	929.3	-	(1,141.4)	1,141.4	-
Net deferred tax assets / (liabilities)	2,279.3	(2,329.2)	(49.9)	2,268.2	(2,329.7)	(61.5)

Disclosure of the realization of deferred tax assets and liabilities [text block]
	2017
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	-	39.0	39.0
Intangible assets	-	(719.5)	(719.5)
Employee benefits	112.8	518.3	631.1
Trade payables	1,382.4	(314.2)	1,068.2
Trade receivable	47.3	5.0	52.3
Derivatives	1.0	-	1.0
Inventories	230.6	-	230.6
Property, plant and equipment	(58.1)	(862.4)	(920.5)
Withholding tax over undistributed profits and royalties	-	(788.6)	(788.6)
Investments in associates	-	(421.6)	(421.6)
Provisions	91.7	215.9	307.6
Other items	-	(30.5)	(30.5)
Total	1,807.7	(2,358.6)	(550.9)

Disclosure of deferred tax realization related to tax losses [text block]
Deferred tax related to tax losses	2017
2018	209.0
2019	98.3
2020	16.1
2021	10.6
A partir de 2022 (i)	167.0
Total	501.0

Disclosure of the reconciliation of changes in deferred tax liability (asset) [text block]
At December 31, 2015	276.3
Full recognition of actuarial gains/(losses)	57.7
Investment hedge	(12.0)
Investment hedge - put option of a subsidiary interest	(364.6)
Cash flow hedge - gains/(losses)	536.2
Gains/losses on translation of other foreign operations	(578.2)
Recognized in other comprehensive income	(360.9)
Recognized in income statement	98.9
Changes directly in balance sheet	(75.8)
Recognized in deferred tax	(21.6)
Anticipation federal amnesty	(54.2)
At December 31, 2016	(61.5)
Full recognition of actuarial gains/(losses)	40.2
Investment hedge	(262.7)
Investment hedge - put option of a subsidiary interest	(31.8)
Cash flow hedge - gains/(losses)	(269.2)
Gains/(losses) on translation of other foreign operations	136.1
Recognized in other comprehensive income	(387.4)
Recognized in income statement	253.0
Changes directly in balance sheet	146.0
Recognized in deferred tax	35.4
Recognized in other group of balance sheet	110.6
At December 31, 2017	(49.9)